Subsequent events (Details) - Subsequent event - Ziitech Pty Ltd [Member]	Jan. 26, 2022 USD ($)
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 0.001
Business Acquisition, Percentage of Voting Interests Acquired	25.00%